Significant Accounting policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
VIE, total assets	$ 35,782	$ 25,474
VIE, total liabillities	27,873	26,764
VIE, net assets	7,909	(1,290)
Advances for rigs and drillships under construction	662,313	992,825	754,925
Capitalized interest	65,492	44,951	57,761
Variances on drilling rigs and drillships rates upper limit	97.50%
Variances on drilling rigs and drillships rates lower limit	92.50%
Amortization and write off of financing costs	38,797	12,944	17,778
Number of pension benefit plans	8
Asset impairment charges	0	0	0
Managed by Norwegian life insurance companies
Number of pension benefit plans	5
Managed by international life insurance companies
Number of pension benefit plans	3
Cumulative installment payments made to Samsung
Advances for rigs and drillships under construction	552,785
Bare deck
Useful life	30 years
Other asset parts
Useful life	5 to 15 years
Drillships
Residual value per drilling rigs and drillships	50,000
Drilling Rigs
Residual value per drilling rigs and drillships	$ 35,000
IT and office equipment
Useful life	5 years